Income Taxes - Income Tax Provision Attributable to Net Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023
Income Tax Disclosure [Abstract]
U.S. federal provision at statutory tax rate	$ (1,376)	$ (1,540)
State income taxes, net of federal benefit	884	(711)
Permanent differences	295	102
PPP loan forgiveness	0	(1,755)
Stock compensation	0	(12)
Change in fair value of warrant liabilities	(5,593)	0
Return-to-provision	(75)	0
Tax credits	(407)	(157)
Deferred adjustment	1,558	0
Change in valuation allowance	4,672	4,265
Other	78	0
Income tax expense	$ 36	$ 192